Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (3,335)	$ (1,545)	$ (600)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	342	118	4
Finance income	(606)
PIPE issuance expenses	3,063
Share based payment	1,310	51	100
Interest on convertible loans		6
Fair value revaluation of investment in shares		8	17
Fair value revaluation of derivative warrant liability	(5,144)	211	(293)
Fair value revaluation in convertible notes		25	228
Change in:
Other current assets	(297)	(85)	2
Deferred offering costs			(14)
Employees and payroll-related liabilities	104	6	2
Other payables and accrued expenses	35	58	17
Net cash used in operating activities	(4,528)	(1,147)	(537)
Cash flows from investing activities
Proceeds from sale of investment in shares		29
Investment in shares and warrants	(527)
Investment in Short Term deposit	(10,000)
Investment in Long Term deposit	(6,000)
Purchase of property and equipment	(7)
Net cash provided by (used in) investing activities	(16,534)	29
Cash flows from financing activities
Proceeds from issuance of convertible notes			249
Proceeds from issuance of convertible loan		310
Proceeds from issuance of ordinary shares		266	256
Issuance of ordinary shares and warrants under initial public offering	4,720	3,408
Issuance of ordinary shares from PIPE transaction	15,094
Repayment of a convertible loan		(316)
Net cash provided by financing activities	19,814	3,668	505
Change in cash and cash equivalents	(1,248)	2,550	(32)
Cash and cash equivalents at the beginning of the year	2,554	4	36
Cash and cash equivalents at the end of the year	1,306	2,554	4
Non-cash financing activities:
Exercise of warrants into ordinary shares	11,244
IPO warrants exchange	1,635
Issuance of ordinary shares in exchange for patent license (see Note 8a6)		3,000
Conversion of convertible notes into ordinary shares (see Note 11)		225	899
Ordinary shares issued in exchange for securities (see Note 8a2)			54
Reclassification of warrant liability to equity (see Note 10)		316
Conversion of preferred shares into ordinary shares (see note 7)		$ 248